Stockholders' Equity (Tables)	9 Months Ended
Sep. 23, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity
Activity for the nine months ended September 23, 2012 in the accounts of Stockholders’ Equity is summarized below:

	Common Stock
	Shares	Par Value	Additional Paid- in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
	(In thousands, except share data)
Balance as of January 1, 2012	52,536,252	$525	$48,968	$(174)	$(29,617)	$(985)	$18,717
Net income	—	—	—	—	19,846	—	19,846
Issuance of common stock, net of underwriters’ discounts and commissions	15,608,221	156	263,935	—	—	—	264,091
Offering costs—other	—	—	(4,410)	—	—	—	(4,410)
Stock compensation		—	27	—	—	—	27
Repurchase of common stock	—	—	—	(4,700)	—	—	(4,700)
Foreign currency translation adjustment, net of tax	—	—	—	—	—	699	699
Balance as of September 23, 2012	68,144,473	$681	$308,520	$(4,874)	$(9,771)	$(286)	$294,270